Long-term debt, net	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term debt, net

7. Long-term debt, net

Long-term debt consists of the following credit facilities, sale and lease back agreements, seller’s credits and unsecured bonds collectively the “financing arrangements”. As of June 30, 2024 and December 31, 2023, the following amounts were outstanding under our financing arrangements:

		As of June 30, 2024	As of December 31, 2023	Rate of interest
	Credit facilities
(i)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	$6,000	$6,000	Fixed rate
(ii)	Issued in December 2023 maturing in June 2027 (the “Umbrella Seller’s Credit”)	42,164	—	Fixed rate
(iii)	Assumed in December 2021 fully repaid in June 2024 (the “2021 credit facility”)	—	101,087	Margin + Secured Overnight Financing Rate (“SOFR”)
(iv)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	97,020	99,680	Margin + SOFR
(v)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	93,750	96,875	Margin + SOFR
(vi)	Issued in December 2023 maturing in December 2030 (the “2024 – LNG/C Axios II credit facility ”)	185,000	—	Margin + SOFR
(vii)	Issued in May 2024 maturing in June 2031 (the “2024 – LNG/C Aktoras credit facility”)	240,000	—	Margin + SOFR
(viii)	Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aristidis I credit facility”)	155,000	—	Margin + SOFR
(ix)	Issued in June 2024 maturing in July 2032 (the “2024 – LNG/C Apostolos credit facility”)	192,000	—	Margin + SOFR
	Sale and lease back agreements
(x)	Issued in January 2020 fully repaid in April 2024 (the “2020 CMBFL”)	—	26,500	Margin + SOFR
(xi)	Issued in January 2020 fully repaid in April 2024 (the “2020 CMBFL”)	—	26,500	Margin + SOFR
(xii)	Issued in May 2020 fully repaid in March 2024 (the “ICBCFL”)	—	38,332	Margin + SOFR
(xiii)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	121,311	126,479	Margin + SOFR
(xiv)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	116,159	120,232	Margin + SOFR
(xv)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	126,719	130,873	Margin + SOFR
(xvi)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	125,707	129,829	Margin + SOFR
(xvii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	127,608	130,715	Fixed rate
(xviii)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	102,293	104,284	($69,893: Margin + SOFR, $32,400: Fixed rate)
(xix)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	173,063	177,438	Margin + SOFR
(xx)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	185,264	196,317	Margin + SOFR
(xxi)	Issued in December 2023 maturing in May 2032 (the “2023 – LNG/C Assos Jolco”)	240,000	—	($192,000: Margin + SOFR, $48,000: Fixed rate)
	Unsecured Bonds
(xxii)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	160,445	165,984	Fixed rate
(xxiii)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	106,963	110,656	Fixed rate
	Total long-term debt	2,596,466	1,787,781
	Less: Deferred loan and financing arrangements issuance costs	18,047	12,486
	Total long-term debt, net	2,578,419	1,775,295
	Less: Current portion of long-term debt	129,685	105,911
	Add: Current portion of deferred loan and financing arrangements issuance costs	3,516	2,795
	Long-term debt, net	$2,452,250	$1,672,179

7. Long-term debt, net – Continued

Details of the Partnership’s financing arrangements are discussed in Note 7 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2023.

“2024 – LNG/C Aristidis I credit facility”

On June 25, 2024, the vessel-owning company of the LNG/C Aristidis I entered into a new credit facility, the “2024 – LNG/C Aristidis I credit facility”, of up to $155,000, mainly for the full repayment of the 2021 credit facility. The Partnership is acting as a parent guarantor. The Partnership drew down the full amount of the facility on June 26, 2024. The facility has a duration of seven years.

“2021 credit facility”

On June 28, 2024, the Partnership fully repaid $99,403 of the then outstanding 2021 credit facility through the 2024 – LNG/C Aristidis I credit facility.

“2024 – LNG/C Apostolos Jolco”

On June 25, 2024, the vessel-owning company of the LNG/C Apostolos entered into a new sale and lease back agreement, the “2024 – LNG/C Apostolos Jolco”, of up to $240,000, for the purpose of full repayment of the 2024 – LNG/C Apostolos credit facility. On July 16, 2024, the Partnership drew down the full amount of 2024-LNG/C Apostolos Jolco. The sale and lease back agreement has a duration of eight years.

“2024 – LNG/C Apostolos credit facility”

On June 20, 2024, the vessel-owning company of the LNG/C Apostolos entered into a new credit facility, the “2024 – LNG/C Apostolos credit facility”, of up to $192,000, for the purpose of partially financing the construction of the vessel (Note 5a). During June 2024 the Partnership drew down the full amount of the facility. The facility was fully repaid on July 16, 2024, through the 2024 – LNG/C Apostolos Jolco.

“2024 – LNG/C Aktoras credit facility”

On May 31, 2024, the vessel-owning company of the LNG/C Aktoras entered into a new credit facility, the “2024 – LNG/C Aktoras credit facility”, of up to $240,000, for the purpose of partially financing the construction of the vessel (Note 5a). The Partnership is acting as a parent guarantor. During June 2024, the Partnership drew down the full amount of the facility. The facility has a duration of seven years.

“2021 Bocomm”

On May 14, 2024, we agreed with Bank of Communications Financial Leasing Co., Ltd (“Bocomm”) to amend certain of the terms included in two separate sale and lease back agreements that the companies owning the vessels LNG/C Aristos I and the LNG/C Aristarchos had entered into with Bocomm in 2021. Specifically, effective from May 2024, the Partnership agreed to reduce the interest paid on the outstanding amount and extended the maturity for both facilities by two years.

“2023 – LNG/C Assos Jolco”

On December 22, 2023, the Partnership entered into a new sale and lease back agreement of up to $240,000, for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos (Note 5a). The full amount of the sale and lease back agreement was drawn in May 2024. The 2023 LNG/C Assos Jolco, has a duration of eight years.

“2024 – LNG/C Axios II credit facility”

On December 20, 2023, the vessel-owning company of the LNG/C Axios II entered into a new credit facility, the “2024 – LNG/C Axios II credit facility”, of up to $190,000, for the purpose of partially financing the construction of the vessel (Note 5a). The Partnership is acting as a parent guarantor. The Partnership drew down the full amount of the facility on January 2, 2024, upon the completion of the acquisition of the vessel from CMTC. The facility has a duration of seven years.

7. Long-term debt, net – Continued

“Umbrella Seller’s Credit”

On December 21, 2023, upon entering the Umbrella Agreement the Partnership entered into an unsecured seller’s credit agreement with CMTC, the “Umbrella Seller’s Credit” for an amount of up to $220,000 in order to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction (Note 4). The Umbrella Seller’s Credit provides for interest at a rate of 7.5% per annum and has a maturity date of June 30, 2027. On June 28, June 5 and January 2, 2024, upon the deliveries of the LNG/C Apostolos, the LNG/C Aktoras and the LNG/C Axios II, the Partnership used a portion of $2,264, $39,900 and $92,600, respectively. On February 28, March 11 and April 24, 2024, after the deliveries of the M/V Long Beach Express, the M/V Akadimos and the M/V Athenian to their new owners (Note 5a), the Partnership repaid the amounts of $12,789, $39,973 and $39,838, respectively.

“ICBCFL sale and lease back”

On March 8, 2024, upon the delivery of the M/V Akadimos to its new owner the Partnership repaid in full the ICBCFL sale and lease back agreement amounting to $38,332.

“2020 CMBFL sale and lease back”

On April 22 and 26, 2024 upon the delivery of the M/V Athos and the M/V Aristomenis to their new owners the Partnership fully repaid the 2020 CMBFL sale and lease back agreements amounting to $25,700 and $24,900, respectively.

During the six-month period ended June 30, 2024, the Partnership repaid the amount of $52,912 in line with the amortization schedule of its financing arrangements and fully repaid $280,935.

As of June 30, 2024, and December 31, 2023, the Partnership was in compliance with all financial debt covenants.

As of June 30, 2024, an amount of $240,000, pursuant to the 2024 – LNG/C Apostolos Jolco, was remaining available to be drawn for the purpose of the full repayment of the 2024 – LNG/C Apostolos credit facility. The amount was drawn on July 16, 2024.

For the six-month periods ended June 30, 2024, and 2023 interest expense amounted to $62,990 and $47,563, respectively and the weighted average interest rate of the Partnership’s loan facilities, financing arrangements and unsecured bonds was 6.8% and 6.2%, respectively.